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[SUTHERLAND ASBILL & BRENNAN LLP LETTERHEAD]

                                                     1275 Pennsylvania Avenue NW
                                                     Washington, D.C. 20004-2415
                                                                    202.383.0100
                                                                fax 202.637.3593
                                                                  www.sablaw.com

W. THOMAS CONNER
DIRECT LINE: 202.383.0590
INTERNET: thomas.conner@sablaw.com

April 15, 2008

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:    Post-Effective Amendment No. 31
       MetLife Investors USA Insurance Company
       MetLife Investors USA Separate Account A
       File Nos. 333-54464/811-03365 (Series VA)

Commissioners:

On behalf of MetLife Investors USA Insurance Company and MetLife Investors USA Separate Account A (the "Account"), we have attached for filing Post-Effective Amendment No. 31 (the "Amendment") to the Account's registration statement on Form N-4 for certain variable annuity contracts issued through the Account.

This Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933, as amended, to include certain financial information.

If you have any questions or comments regarding the Amendment, please call the undersigned at (202) 383-0590 or Lisa Flanagan at (202) 383-0873.

Sincerely,

/s/ W. Thomas Conner
W. Thomas Conner

Attachment
cc: John M. Richards, Esq.
    Michele H. Abate, Esq.
    Lisa Flanagan, Esq.